BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
Summary of estimated fair value of the assets acquired for all business combinations

	2020	2019
Current Assets	$—	$700,909
Property and Equipment	50,000	401,208
Security Deposit	—	23,106
Identifiable Intangible Assets:
Non-compete agreements	600,000	650,000
Risk Contracts	3,575,000	4,180,000
Net Assets Acquired	4,225,000	5,955,223
Excess of Consideration over Net Assets Acquired	4,490,700	5,067,882
Total Consideration	$8,715,700	$11,023,105